Related-Party Transactions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Related Party Transactions
Interest expense on affiliate long-term debt and demand loans			$ 4,100,000
EQT Capital Corporation
Related Party Transactions
Demand and term notes due to related party				135,200,000
Interest expense on affiliate long-term debt and demand loans	$ 19,888,000	$ 843,000	$ 4,110,000